Governmental Loans - Summary of Details in Tabular Form of Governmental Loans (Detail) $ in Millions, $ in Millions	Dec. 31, 2025 CAD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CAD ($)	Dec. 31, 2024 USD ($)
Disclosure Details Of Governmental Loans [Line Items]
Long-term governmental loans	$ 192.3		$ 133.6
Current portion of governmental loans	14.0		25.0
Governmental loans current and non current	206.3		158.6
Federal AMF Loan [Member]
Disclosure Details Of Governmental Loans [Line Items]
Long-term governmental loans	20.2		16.6
Current portion of governmental loans	0.3		10.0
MENDM Loan [Member]
Disclosure Details Of Governmental Loans [Line Items]
Long-term governmental loans	34.0		35.8
Current portion of governmental loans	13.7		15.0
Federal SIF Agreement Loan [Member]
Disclosure Details Of Governmental Loans [Line Items]
Long-term governmental loans	10.6	$ 10.6	9.9	$ 9.9
Federal SIF EAF Agreement Loan Due January One Two Thousand And Thirty [Member]
Disclosure Details Of Governmental Loans [Line Items]
Long-term governmental loans	$ 83.1		$ 71.3
Federal LETL Loan [Member]
Disclosure Details Of Governmental Loans [Line Items]
Long-term governmental loans		35.5
Provincial LETL Loan [Member]
Disclosure Details Of Governmental Loans [Line Items]
Long-term governmental loans		$ 8.9